Utility Plant In Service (Schedule Of Original Cost Of Utility Plant In Service) (Details) - USD ($) $ in Thousands	Sep. 30, 2017	Dec. 31, 2016	Dec. 31, 2015
Entity Information [Line Items]
Production		$ 2,923,349	$ 3,009,143
Transmission		376,659	293,767
Distribution		1,433,044	1,371,029
General plant		264,794	216,124
Total utility plant in service	$ 5,342,196	4,997,846	4,890,063
Indianapolis Power And Light Company [Member]
Entity Information [Line Items]
Production		2,923,349	3,009,143
Transmission		376,659	293,767
Distribution		1,433,044	1,371,029
General plant		264,794	216,124
Total utility plant in service	$ 5,342,196	$ 4,997,846	$ 4,890,063